Derivatives	12 Months Ended
Dec. 31, 2023
Derivatives Abstract
Derivatives

Note 6 - Derivatives

ITAÚ UNIBANCO HOLDING trades in derivative financial instruments with various counterparties to manage its overall exposures and to assist its customers in managing their own exposures.

Futures - Interest rate and foreign currency futures contracts are commitments to buy or sell a financial instrument at a future date, at an agreed price or yield, and may be settled in cash or through delivery. The notional amount represents the face value of the underlying instrument. Commodity futures contracts or financial instruments are commitments to buy or sell commodities (mainly gold, coffee and orange juice) on a future date, at an agreed price, which are settled in cash. The notional amount represents the quantity of such commodities multiplied by the future price on the contract date. Daily cash settlements of price movements are made for all instruments.

Forwards - Interest rate forward contracts are agreements to exchange payments on a specified future date, based on the variation in market interest rates from trade date to contract settlement date. Foreign exchange forward contracts represent agreements to exchange the currency of one country for the currency of another at an agreed price, on an agreed settlement date. Financial instrument forward contracts are commitments to buy or sell a financial instrument on a future date at an agreed price and are settled in cash.

Swaps - Interest rate and foreign exchange swap contracts are commitments to settle in cash on a future date or dates the differentials between two specific financial indices (either two different interest rates in a single currency or two different rates each in a different currency), as applied to a notional principal amount. Swap contracts shown under Other in the table below correspond substantially to inflation rate swap contracts.

Options - Option contracts give the purchaser, for a fee, the right, but not the obligation, to buy or sell a financial instrument within a limited time, including a flow of interest, foreign currencies, commodities, or financial instruments at an agreed price that may also be settled in cash, based on the differential between specific indices.

Credit Derivatives - Credit derivatives are financial instruments with value deriving from the credit risk on debt issued by a third party (the reference entity), which permit one party (the buyer of the hedge) to transfer the risk to the counterparty (the seller of the hedge). The seller of the hedge must pay out as provided for in the contract if the reference entity undergoes a credit event, such as bankruptcy, default or debt restructuring. The seller of the hedge receives a premium for the hedge but, on the other hand, assumes the risk that the underlying instrument referenced in the contract undergoes a credit event, and the seller may have to make payment to the purchaser of the hedge for up to the notional amount of the credit derivative.

The total value of margins pledged in guarantee by ITAÚ UNIBANCO HOLDING was R$ 24,812 (R$ 13,504 at 12/31/2022) and was basically composed of government securities.

Further information on parameters used to manage risks, may be found in Note 32 – Risk and Capital Management.

a) Derivatives Summary

See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and maturity date.

	12/31/2023
	Fair value	%	0-30	31-90	91-180	181-365	366-720	Over 720 days
Assets
Swaps – adjustment receivable	37,957	68.7%	4,310	1,063	1,177	2,915	7,921	20,571
Option agreements	7,718	14.0%	1,374	3,095	675	1,638	710	226
Forwards	3,274	5.9%	3,129	85	32	9	-	19
Credit derivatives	282	0.5%	2	-	5	11	73	191
NDF - Non Deliverable Forward	5,378	9.7%	1,048	1,191	1,025	1,032	789	293
Other Derivative Financial Instruments	642	1.2%	464	2	7	8	7	154
Total	55,251	100.0%	10,327	5,436	2,921	5,613	9,500	21,454
% per maturity date			18.7%	9.8%	5.3%	10.2%	17.2%	38.8%

	12/31/2023
	Fair value	%	0-30	31-90	91-180	181-365	366-720	Over 720 days
Liabilities
Swaps – adjustment payable	(35,741)	63.8%	(3,231)	(745)	(1,245)	(2,074)	(6,476)	(21,970)
Option agreements	(8,972)	20.4%	(903)	(775)	(1,542)	(4,693)	(595)	(464)
Forwards	(2,982)	5.3%	(2,965)	-	-	-	(1)	(16)
Credit derivatives	(149)	0.5%	-	-	(1)	(2)	(32)	(114)
NDF - Non Deliverable Forward	(4,478)	9.6%	(887)	(812)	(1,037)	(1,027)	(443)	(272)
Other Derivative Financial Instruments	(153)	0.4%	(2)	(4)	(4)	(2)	(6)	(135)
Total	(52,475)	100.0%	(7,988)	(2,336)	(3,829)	(7,798)	(7,553)	(22,971)
% per maturity date			15.2%	4.5%	7.3%	14.9%	14.4%	43.7%

	12/31/2022
	Fair value	%	0-30	31-90	91-180	181-365	366-720	Over 720 days
Assets
Swaps – adjustment receivable	46,902	59.9%	4,866	1,022	1,635	2,842	8,261	28,276
Option agreements	23,671	30.3%	15,610	923	1,443	4,283	802	610
Forwards	601	0.8%	460	74	58	3	-	6
Credit derivatives	492	0.6%	3	-	10	9	9	461
NDF - Non Deliverable Forward	6,140	7.9%	1,632	1,095	926	1,220	995	272
Other Derivative Financial Instruments	402	0.5%	1	28	1	5	26	341
Total	78,208	100.0%	22,572	3,142	4,073	8,362	10,093	29,966
% per maturity date			28.9%	4.0%	5.2%	10.7%	12.9%	38.3%

	12/31/2022
	Fair value	%	0-30	31-90	91-180	181-365	366-720	Over 720 days
Liabilities
Swaps – adjustment payable	(39,068)	50.8%	(2,835)	(881)	(1,241)	(2,992)	(7,344)	(23,775)
Option agreements	(29,882)	38.9%	(3,221)	(2,973)	(9,214)	(12,900)	(901)	(673)
Forwards	(65)	0.1%	(55)	(5)	-	(5)	-	-
Credit derivatives	(604)	0.8%	-	-	(2)	(1)	(7)	(594)
NDF - Non Deliverable Forward	(6,626)	8.6%	(1,672)	(1,722)	(863)	(1,213)	(707)	(449)
Other Derivative Financial Instruments	(616)	0.8%	(219)	(37)	(12)	(53)	(97)	(198)
Total	(76,861)	100.0%	(8,002)	(5,618)	(11,332)	(17,164)	(9,056)	(25,689)
% per maturity date			10.4%	7.3%	14.7%	22.3%	11.8%	33.5%

The portfolio comprises R$ 119 (R$ 24 at 12/31/2022) pegged to Libor.

b) Derivatives by index and Risk Factor

	Off-balance sheet / notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to fair value (in income / stockholders' equity)	Fair value
	12/31/2023
Future contracts	844,005	-	-	-
Purchase commitments	267,803	-	-	-
Shares	6,721	-	-	-
Commodities	774	-	-	-
Interest	236,105	-	-	-
Foreign currency	24,203	-	-	-
Commitments to sell	576,202	-	-	-
Shares	6,580	-	-	-
Commodities	4,982	-	-	-
Interest	547,150	-	-	-
Foreign currency	17,490	-	-	-
Swap contracts		230	1,986	2,216
Asset position	2,396,474	19,890	18,067	37,957
Shares	369	7	6	13
Commodities	708	19	1	20
Interest	2,213,528	17,807	15,079	32,886
Foreign currency	181,869	2,057	2,981	5,038
Liability position	2,396,474	(19,660)	(16,081)	(35,741)
Shares	3,416	(612)	405	(207)
Commodities	2,088	(37)	4	(33)
Interest	2,175,623	(17,168)	(13,225)	(30,393)
Foreign currency	215,347	(1,843)	(3,265)	(5,108)
Option contracts	1,648,851	(1,005)	(249)	(1,254)
Purchase commitments – long position	226,918	4,313	688	5,001
Shares	42,955	3,072	1,529	4,601
Commodities	3,130	280	(123)	157
Interest	146,915	241	(103)	138
Foreign currency	33,918	720	(615)	105
Commitments to sell – long position	588,977	3,364	(647)	2,717
Shares	45,623	2,332	(887)	1,445
Commodities	1,409	55	5	60
Interest	521,735	306	74	380
Foreign currency	20,210	671	161	832
Purchase commitments – short position	212,969	(4,679)	(447)	(5,126)
Shares	41,220	(2,905)	(1,048)	(3,953)
Commodities	1,799	(79)	(2)	(81)
Interest	140,310	(1,001)	123	(878)
Foreign currency	29,640	(694)	480	(214)
Commitments to sell – short position	619,987	(4,003)	157	(3,846)
Shares	46,400	(2,776)	653	(2,123)
Commodities	2,947	(122)	(48)	(170)
Interest	545,656	(340)	(51)	(391)
Foreign currency	24,984	(765)	(397)	(1,162)
Forward operations	6,022	290	2	292
Purchases receivable	2,533	2,602	(2)	2,600
Shares	38	38	(2)	36
Interest	2,495	2,564	-	2,564
Purchases payable obligations	-	(2,511)	-	(2,511)
Commodities	-	(16)	-	(16)
Interest	-	(2,495)	-	(2,495)
Sales receivable	2,869	671	3	674
Shares	225	223	-	223
Commodities	16	16	3	19
Interest	1	432	-	432
Foreign currency	2,627	-	-	-
Sales deliverable obligations	620	(472)	1	(471)
Interest	431	(472)	1	(471)
Foreign currency	189	-	-	-
Credit derivatives	53,033	(17)	150	133
Asset position	38,069	(196)	478	282
Shares	4,255	69	75	144
Commodities	15	-	-	-
Interest	33,799	(265)	403	138
Liability position	14,964	179	(328)	(149)
Shares	1,347	(18)	(12)	(30)
Commodities	1	-	-	-
Interest	13,616	197	(316)	(119)
NDF - Non Deliverable Forward	316,620	682	218	900
Asset position	175,223	4,769	609	5,378
Commodities	2,406	269	(45)	224
Foreign currency	172,817	4,500	654	5,154
Liability position	141,397	(4,087)	(391)	(4,478)
Commodities	2,734	(134)	(12)	(146)
Foreign currency	138,663	(3,953)	(379)	(4,332)
Other derivative financial instruments	8,415	180	309	489
Asset position	6,279	188	454	642
Shares	855	-	17	17
Commodities	196	-	4	4
Interest	5,194	188	(33)	155
Foreign currency	34	-	466	466
Liability position	2,136	(8)	(145)	(153)
Shares	1,385	(1)	(14)	(15)
Commodities	209	-	(4)	(4)
Interest	382	(7)	(15)	(22)
Foreign currency	160	-	(112)	(112)

	Asset	35,601	19,650	55,251
	Liability	(35,241)	(17,234)	(52,475)
	Total	360	2,416	2,776

Derivative contracts mature as follows (in days):
Off-balance sheet / notional amount	0 - 30	31 - 180	181 - 365	Over 365 days	12/31/2023
Future contracts	257,896	282,162	98,490	205,457	844,005
Swap contracts	363,159	529,896	232,080	1,271,339	2,396,474
Option contracts	1,043,317	201,220	371,901	32,413	1,648,851
Forwards (onshore)	3,291	977	1,738	16	6,022
Credit derivatives	3,919	827	8,228	40,059	53,033
NDF - Non Deliverable Forward	116,815	110,717	51,623	37,465	316,620
Other derivative financial instruments	218	706	873	6,618	8,415

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to fair value (in income / stockholders' equity)	Fair value
	12/31/2022
Future contracts	1,020,605	-	-	-
Purchase commitments	418,886	-	-	-
Shares	3,395	-	-	-
Commodities	503	-	-	-
Interest	385,229	-	-	-
Foreign currency	29,759	-	-	-
Commitments to sell	601,719	-	-	-
Shares	11,702	-	-	-
Commodities	3,896	-	-	-
Interest	557,806	-	-	-
Foreign currency	28,315	-	-	-
Swap contracts		2,948	4,886	7,834
Asset position	1,571,025	22,396	24,506	46,902
Commodities	222	1	1	2
Interest	1,509,045	20,913	23,502	44,415
Foreign currency	61,758	1,482	1,003	2,485
Liability position	1,571,025	(19,448)	(19,620)	(39,068)
Shares	1,604	(180)	59	(121)
Commodities	609	(5)	1	(4)
Interest	1,491,476	(18,130)	(18,487)	(36,617)
Foreign currency	77,336	(1,133)	(1,193)	(2,326)
Option contracts	1,352,201	(5,960)	(251)	(6,211)
Purchase commitments – long position	267,199	3,071	(665)	2,406
Shares	131,529	1,786	(131)	1,655
Commodities	2,347	43	(7)	36
Interest	93,795	156	4	160
Foreign currency	39,528	1,086	(531)	555
Commitments to sell – long position	419,044	20,238	1,027	21,265
Shares	138,899	19,592	1,094	20,686
Commodities	904	18	(6)	12
Interest	256,483	51	6	57
Foreign currency	22,758	577	(67)	510
Purchase commitments – short position	223,496	(7,997)	444	(7,553)
Shares	131,361	(4,448)	155	(4,293)
Commodities	2,000	(15)	5	(10)
Interest	64,256	(181)	(5)	(186)
Foreign currency	25,879	(3,353)	289	(3,064)
Commitments to sell – short position	442,462	(21,272)	(1,057)	(22,329)
Shares	137,322	(17,467)	(1,087)	(18,554)
Commodities	963	(32)	10	(22)
Interest	270,585	(66)	(13)	(79)
Foreign currency	33,592	(3,707)	33	(3,674)
Forward operations	4,755	549	(13)	536
Purchases receivable	187	452	(4)	448
Shares	157	157	(5)	152
Interest	30	295	1	296
Purchases payable obligations	-	(30)	-	(30)
Interest	-	(30)	-	(30)
Sales receivable	3,901	153	-	153
Shares	126	124	-	124
Commodities	6	6	-	6
Interest	-	23	-	23
Foreign currency	3,769	-	-	-
Sales deliverable obligations	667	(26)	(9)	(35)
Interest	23	(26)	1	(25)
Foreign currency	644	-	(10)	(10)
Credit derivatives	43,808	(101)	(11)	(112)
Asset position	28,724	542	(50)	492
Shares	2,192	71	15	86
Interest	26,532	471	(65)	406
Liability position	15,084	(643)	39	(604)
Shares	2,846	(58)	(58)	(116)
Interest	12,238	(585)	97	(488)
NDF - Non Deliverable Forward	326,100	(936)	450	(486)
Asset position	162,554	5,808	332	6,140
Shares	2,943	343	(2)	341
Foreign currency	159,611	5,465	334	5,799
Liability position	163,546	(6,744)	118	(6,626)
Commodities	867	(81)	(4)	(85)
Foreign currency	162,679	(6,663)	122	(6,541)
Other derivative financial instruments	8,170	44	(258)	(214)
Asset position	7,261	255	147	402
Shares	1,096	-	61	61
Commodities	72	-	1	1
Interest	6,093	255	85	340
Liability position	909	(211)	(405)	(616)
Shares	467	(1)	(4)	(5)
Commodities	47	(6)	(1)	(7)
Interest	301	(201)	(15)	(216)
Foreign currency	94	(3)	(385)	(388)
	Asset	52,915	25,293	78,208
	Liability	(56,371)	(20,490)	(76,861)
	Total	(3,456)	4,803	1,347

Derivative contracts mature as follows (in days):
Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365 days	12/31/2022
Future contracts	227,878	423,571	216,999	152,157	1,020,605
Swap contracts	267,484	151,436	176,320	975,785	1,571,025
Option contracts	456,100	462,790	374,678	58,633	1,352,201
Forwards	1,406	2,637	706	6	4,755
Credit derivatives	3,912	9,578	5,144	25,174	43,808
NDF - Non Deliverable Forward	116,901	111,325	55,411	42,463	326,100
Other derivative financial instruments	131	637	1,012	6,390	8,170

The Off-balance sheet / notional amount comprises R$ 88,652 (R$ 247,631 at 12/31/2022) pegged to Libor.

c) Derivatives by notional amount

See below the composition of the Derivative Financial Instruments portfolio by type of instrument, stated at their notional amounts, per trading location (organized or over-the-counter market) and counterparties.

	12/31/2023
	Future contracts	Swap contracts	Option contracts	Forwards	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
Stock exchange	843,998	1,270,415	1,567,679	3,080	23,672	97,152	-
Over-the-counter market	7	1,126,059	81,172	2,942	29,361	219,468	8,415
Financial institutions	-	972,002	45,513	2,926	29,361	87,784	5,225
Companies	7	137,068	33,826	16	-	129,034	3,190
Individuals	-	16,989	1,833	-	-	2,650	-
Total	844,005	2,396,474	1,648,851	6,022	53,033	316,620	8,415

	12/31/2022
	Future contracts	Swap contracts	Option contracts	Forwards	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
Stock exchange	1,020,604	991,559	1,255,056	4,696	17,806	70,562	-
Over-the-counter market	1	579,466	97,145	59	26,002	255,538	8,170
Financial institutions	-	465,917	52,177	53	26,002	117,077	5,938
Companies	1	105,076	43,949	6	-	137,091	2,227
Individuals	-	8,473	1,019	-	-	1,370	5
Total	1,020,605	1,571,025	1,352,201	4,755	43,808	326,100	8,170

d) Credit derivatives

ITAÚ UNIBANCO HOLDING buys and sells credit protection in order to meet the needs of its customers, to manage and mitigate its portfolios' risk.

CDS (credit default swap) is a credit derivative in which, upon a default related to the reference entity, the protection buyer is entitled to receive the amount equivalent to the difference between the face value of the CDS contract and the fair value of the liability on the date the contract was settled, also known as the recovered amount. The protection buyer does not need to hold the reference entity's debt instrument in order to receive the amounts due when a credit event occurs, as per the terms of the CDS contract.

TRS (total return swap) is a transaction in which a party swaps the total return of an asset or of a basket of assets for regular cash flows, usually interest and a guarantee against capital loss. In a TRS contract, the parties do not transfer the ownership of the assets.

ITAÚ UNIBANCO HOLDING assesses the risk of a credit derivative based on the credit ratings attributed to the reference entity by independent credit rating agencies. Investment grade entities are those for which credit risk is rated as Baa3 or higher, as rated by Moody's, and BBB- or higher, by Standard & Poor’s and Fitch Ratings.

	12/31/2023
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	20,268	1,141	6,492	12,528	107
TRS	18,738	11,569	7,169	-	-
Total by instrument	39,006	12,710	13,661	12,528	107
By risk rating
Investment grade	3,086	55	1,291	1,706	34
Below investment grade	35,920	12,655	12,370	10,822	73
Total by risk	39,006	12,710	13,661	12,528	107
By reference entity
Brazilian government	33,341	12,168	11,355	9,745	73
Governments – abroad	193	1	69	123	-
Private entities	5,472	541	2,237	2,660	34
Total by entity	39,006	12,710	13,661	12,528	107

	12/31/2022
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	18,156	2,534	6,368	9,176	78
TRS	16,000	16,000	-	-	-
Total by instrument	34,156	18,534	6,368	9,176	78
By risk rating
Investment grade	1,944	218	850	876	-
Below investment grade	32,212	18,316	5,518	8,300	78
Total by risk	34,156	18,534	6,368	9,176	78
By reference entity
Brazilian government	28,988	17,195	4,543	7,172	78
Governments – abroad	280	91	73	116	-
Private entities	4,888	1,248	1,752	1,888	-
Total by entity	34,156	18,534	6,368	9,176	78

The following table presents the notional amount of credit derivatives purchased. The underlying amounts are identical to those for which ITAÚ UNIBANCO HOLDING has sold credit protection.

	12/31/2023
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(20,268)	14,027	(6,241)
TRS	(18,738)	-	(18,738)
Total	(39,006)	14,027	(24,979)

	12/31/2022
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(18,156)	9,652	(8,504)
TRS	(16,000)	-	(16,000)
Total	(34,156)	9,652	(24,504)

e) Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The following tables set forth the financial assets and liabilities that are subject to offsetting, enforceable master netting arrangements and similar agreements, as well as how these financial assets and liabilities have been presented in ITAÚ UNIBANCO HOLDING's consolidated financial statements. These tables also reflect the amounts of collateral pledged or received in relation to financial assets and liabilities subject to enforceable arrangements that have not been presented on a net basis in accordance with IAS 32.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2023
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	238,308	-	238,308	(1,504)	-	236,804
Derivative financial instruments	55,251	-	55,251	(16,409)	(356)	38,486

	12/31/2022
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	221,776	-	221,776	(3,930)	-	217,846
Derivative financial instruments	78,208	-	78,208	(17,507)	(1,005)	59,696
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements:
	12/31/2023
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	362,786	-	362,786	(39,708)	-	323,078
Derivative financial instruments	52,475	-	52,475	(16,409)	-	36,066

	12/31/2022
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	293,440	-	293,440	(40,156)	-	253,284
Derivative financial instruments	76,861	-	76,861	(17,507)	-	59,354
1)	Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable.
2)	Limited to amounts subject to enforceable master offset agreements and other such agreements.
3)	Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.

Financial assets and financial liabilities are offset in the balance sheet only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivative financial instruments and repurchased agreements not set off in the balance sheet relate to transactions in which there are enforceable master netting agreements or similar agreements, but the offset criteria have not been met in accordance with paragraph 42 of IAS 32 mainly because ITAÚ UNIBANCO HOLDING has no intention to settle on a net basis, or realize the asset and settle the liability simultaneously.